Commitments and contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Commitments and contingencies
Commitments and contingencies

Note 16 – Commitments and contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements for two office spaces, two dormitories, one storage and three market spaces for the grocery stores expiring through February 2030. Upon adoption of FASB ASU 2016-02, the Company recognized approximately $1.3 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.09% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expense (including amounts in cost of goods sold) for continuing operations for the six months ended December 31, 2020 and 2019 was $144,823 and $26,328, respectively. Rent expense (including amounts in cost of goods sold) for discontinued operations for the six months ended December 31, 2020 and 2019 was $67,517 and $98,716, respectively.

The five-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
2021	$250,298
2022	258,046
2023	267,010
2024	260,152
2025	78,423
Thereafter	316,467
Total lease payments	1,430,396
Less: Interest	(257,469)
Present value of lease liabilities	$1,172,927
Less: present value of lease liabilities - discontinued operations	(493,085)
Present value of lease liabilities - continuing operations	679,842
(1)	Current lease commitment table excludes an existing lease entered by CQ Pengmei in August 2017 due to fire safety requirement not being met by the landlord for which the Company has temporarily stopped operation in August 2018. Per the Company’s PRC counsel, it is more than probable that the Company does not require to fulfill the remaining term of such lease contract.

The Company also leased a pig farm from an unrelated third party and subleased the pig farm to an unrelated third party for the same amount of approximately $18,000 (RMB 120,000) annually from May 8, 2020 to May 7, 2025. The Company did not recognized these transactions as there are no income statements effect with the offset of the lease expenses and sublease income and the result of the recognition of ROU and lease liabilities are immaterial to the Company's financial statements.

Guarantees

a)	Related party

As of December 31, 2020, CQ Penglin, the Company’s CEO, her husband and her elder son, and an unrelated third party Chongqing Education Guaranty Co., Ltd. jointly guaranteed approximately $1.2 million (RMB 8,000,000) loan that a related-party borrowed from the bank (see Note 10):

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,225,012	December 22, 2021

The Company did not, however, accrue any liability in connection with such a guarantee because the borrowers have been current in its repayment obligation and the Company has not experienced any losses from providing such guarantee. As of the date of this report, the Company has evaluated the guarantee and has concluded that the likelihood of having to make any payments under the guarantee agreement is remote. If CQ Mingwen is unable to repay the loan upon maturity, assets of GA Yongpeng may be liquidated to pay back the loan.

b)	CQ Mingwen, a related party, and three other unrelated third parties

As of December 31, 2020, GA Yongpeng guaranteed approximately aggregated of unpaid loan balance of approximately $0.1 million (RMB 809,220) that that four entities, 1) CQ Mingwen, a related party, 2) Chongqing Gangxinyi Trading Co., Ltd., 3) Chongqing Liangxun Trading Co., Ltd., and 4) Chongqing Fu Yong Sheng Food Supermarket Co., Ltd., borrowed from Sichuan Toucu Financial Information Services Co., Ltd. These loan balances are GA Yongpeng’s property and CQ Pengmei’s 100% equity interest. As of December 31, 2020, these loans balance were repaid by the guarantees in full.

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from, lease disputes, commercial disputes, default on guaranteeing third party lease obligations, and default on loans. The Company first determines whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss, the loss will be accrued. The Company discloses a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated.

As of December 31, 2020, the amount of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
Leases	$62,964

As of December 31, 2020, the amount of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
Guarantees	$257,936

The Company received three complaints related to an approximately $5.1 million (RMB 33,000,000) loan currently in default (See Note 11 – Chongqing Puluosi Small Mortgage Co., Ltd.).

Yong Li filed a lawsuit against Chongqing Fu Yong Sheng Food Supermarket Co., Ltd. (“FYS Supermarket”) and GA Yongpeng in connection with FYS Supermarket’s breach of a supermarket equipment purchase agreement signed on May 7, 2018 by failing to pay off the remaining balance of approximately $0.3 million (RMB 1.7 million). On June 11, 2020, Chongqing Nan’an District People’s Court made a judgement that FYS Supermarket should pay Yong the full remaining balance and the monthly interest rate at 1.5% for the transfer fee and the losses and Yong’s attorney fee approximately $3,100 (RMB 20,000). GA Yongpeng shall bear joint and several liability for the above repayment. FYS Supermarket and GA Yongpeng are also required to pay property guarantee fee approximately $800 (RMB 5,000) and court fee approximately $3,000 (RMB 21,045). As of the date of this report, the Company has evaluated the financial condition of FYS Supermarket and has concluded that the likelihood of having to make any payments is remote. Therefore, the Company did not accrue any contingent liability as of December 31, 2020.

On October 20, 2020, Chongqing Haobangshou Ecommerce Co., Ltd. (“Haobangshou”) filed a lawsuit against CQ Penglin in connection with the $1,531,265 (RMB 10,000,000) loan due on March 24, 2023 and a total of $482,348 (RMB 3,150,000) outstanding payments for goods purchased in July 2020. Haobangshou stated that Haobangshou and CQ Penglin made a verbal deal in July 2020 that CQ Penglin will return the whole balance of $2,013,613 (RMB 13,150,000) within three months but CQ Penglin did not make repayments according to the deal. Therefore, Haobangshou asked CQ Penglin to pay off the full balance of $2,013,613 (RMB 13,150,000) and the interest of the whole balance at the annual interest rate of 12% from August 1, 2020 to the repayment date. Currently, the case is still under review and no verdict was issued as the date of the report.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Xiangtai WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

Note 16 – Commitments and contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements for two office spaces, one dormitory, one storage and three market spaces for the grocery stores expiring through February 2030. Upon adoption of FASB ASU 2016-02, the Company recognized approximately $1.3 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.09% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expense (including amounts in cost of goods sold) for continuing operations for the years ended June 30, 2020, 2019 and 2018 was $112,963,

$30,198 and $58,541, respectively. Rent expense (including amounts in cost of goods sold) for discontinued operations for the years ended June 30, 2020, 2019 and 2018 was $108,881, $318,210 and $0, respectively.

The five-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending June 30,	Operating Lease Amount
2021	$216,033
2022	231,738
2023	240,099
2024	247,634
2025	148,825
Thereafter	328,749
Total lease payments	1,413,078
Less: Interest	(248,191)
Present value of lease liabilities	$1,164,887
Less: present value of lease liabilities - discontinued operations	(534,633)
Present value of lease liabilities - continuing operations	630,254
(1)	Current lease commitment table excludes an existing lease entered by CQ Pengmei in August 2017 due to fire safety requirement not being met by the landlord for which the Company has temporarily stopped operation in August 2018. Per the Company’s PRC counsel, it is more than probable that the Company does not require to fulfill the remaining term of such lease contract.

The Company also leased a pig farm from an unrelated third party and subleased the pig farm to an unrelated third party for the same amount of approximately $17,000 (RMB 120,000) annually from May 8, 2020 to May 7, 2025. The Company did not recognized these transactions as there are no income statements effect with the offset of the lease expenses and sublease income and the result of the recognition of ROU and lease liabilities are immaterial to the Company's financial statements.

Guarantees

a)	Related party

As of June 30, 2020, CQ Penglin, the Company’s CEO, her husband and her elder son, and an unrelated third party Chongqing Education Guaranty Co., Ltd. jointly guaranteed approximately $1.3 million (RMB 9,000,000) loan that a related-party borrowed from the bank (see Note 10):

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,273,795	December 25, 2020

The Company did not, however, accrue any liability in connection with such a guarantee because the borrowers have been current in its repayment obligation and the Company has not experienced any losses from providing such guarantee. As of the date of this report, the Company has evaluated the guarantee and has concluded that the likelihood of having to make any payments under the guarantee agreement is remote. If CQ Mingwen is unable to repay the loan upon maturity, assets of GA Yongpeng may be liquidated to pay back the loan.

b)	CQ Mingwen, a related party, and three other unrelated third parties

As of June 30, 2020, GA Yongpeng guaranteed approximately aggregated of unpaid loan balance of $0.1 million (RMB 809,220) that that four entities, 1) CQ Mingwen, a related party, 2) Chongqing Gangxinyi Trading Co., Ltd., 3) Chongqing Liangxun Trading Co., Ltd., and 4) Chongqing Fu Yong Sheng Food Supermarket Co., Ltd., borrowed from Sichuan Toucu Financial Information Services Co., Ltd. These loan balances are GA Yongpeng’s property and CQ Pengmei’s 100% equity interest. As of the date of this report, these loans balance were repaid by the guarantees in full.

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from, lease disputes, commercial disputes, default on guaranteeing third party lease obligations, and default on loans. The Company first determines whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss, the loss will be accrued. The Company discloses a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated.

As of June 30, 2020, the amount of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
Leases	$45,867

As of June 30, 2020, the amount of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
Guarantees	$248,302

The Company received three complaints related to an approximately $4.6 million (RMB 33,000,000) loan currently in default (See Note 11 – Chongqing Puluosi Small Mortgage Co., Ltd.).

Yong Li filed a lawsuit against Chongqing Fu Yong Sheng Food Supermarket Co., Ltd. (“FYS Supermarket”) and GA Yongpeng in connection with FYS Supermarket’s breach of a supermarket equipment purchase agreement signed on May 7, 2018 by failing to pay off the remaining balance of approximately $0.2 million (RMB 1.7 million). On June 11, 2020, Chongqing Nan’an District People’s Court made a judgement that FYS Supermarket should pay Yong the full remaining balance and the monthly interest rate at 1.5% for the transfer fee and the losses and Yong’s attorney fee approximately $3,000 (RMB 20,000). GA Yongpeng shall bear joint and several liability for the above repayment. FYS Supermarket and GA Yongpeng are also required to pay property guarantee fee approximately $700 (RMB 5,000) and court fee approximately $3,000 (RMB 21,045). As of the date of this report, the Company has evaluated the financial condition of FYS Supermarket and has concluded that the likelihood of having to make any payments is remote. Therefore, the Company did not accrue any contingent liability as of June 30, 2020.

On October 20, 2020, Chongqing Haobangshou Ecommerce Co., Ltd. (“Haobangshou”) filed a lawsuit against Chongqing Penglin in connection with the $1,415,328 (RMB 10,000,000) loan due on March 24, 2023 and a total of $445,828 (RMB 3,150,000) outstanding payments for goods purchased in July 2020. Haobangshou stated that Haobangshou and CQ Penglin made a verbal deal in July 2020 that CQ Penglin will return the whole balance of $1,861,156 (RMB 13,150,000) within three months but CQ Penglin did not make repayments according to the deal. Therefore, Haobangshou asked CQ Penglin to pay off the full balance of $1,861,156 (RMB 13,150,000) and the interest of the whole balance at the annual interest rate of 12% from August 1, 2020 to the repayment date. Currently, the case is still under review and the Company is expected to receive the verdict on December 10, 2020.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Xiangtai WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.